6. INVESTMENT IN ASSOCIATES - ROYALTY INTEREST (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Details
Exploration and evaluation assets capitalized		$ 566,782
Investment in Associates, Current Assets		0	$ 0
Investment in Associates, Non-current Assets		53,715	53,580
Investment in Associates, Current Liabilities		111	445
Investment in Associates, Non-current Liabilities		85,317	79,359
Write-off of investment in associates - royalty interest	[1]	$ 560,139	$ 0	$ 0

[1]	Note 6.